Commercial Mortgage Loans - Commercial Mortgage Loan Portfolio, Held-For-Investment (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-29, Real Estate Companies, Investment in Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance at Beginning of Year		$ 2,762,042	$ 2,206,830
Acquisitions and originations		1,287,720	1,326,983
Principal repayments		(1,223,490)	(771,774)
Discount accretion/premium amortization		6,146	6,264
Net fees capitalized into carrying value of loans		(6,562)	(5,339)
(Provision)/benefit for credit losses		(13,181)	(3,007)
Charge-off from allowance		427	6,922
Balance at End of Year			2,762,042
Commercial Mortgage Receivable, Held-For-Investment
SEC Schedule, 12-29, Real Estate Companies, Investment in Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance at Beginning of Year	$ 2,693,848	2,762,042
Acquisitions and originations	921,104	1,287,720
Principal repayments	(470,936)	(1,223,490)
Discount accretion/premium amortization	2,852	6,146
Loans transferred from/(to) commercial real estate loans, held for sale	0	(76,979)
Net fees capitalized into carrying value of loans	(3,928)	(6,562)
(Provision)/benefit for credit losses	3,405	(13,181)
Charge-off from allowance	289	427
Transfer to real estate owned	(37,523)	(35,064)	0
Balance at End of Year	$ 3,109,111	2,693,848	2,762,042
Commercial Mortgage Receivable, Held-For-Investment | Cumulative-effect adjustment upon adoption of ASU 2016-13 (Note 2)
SEC Schedule, 12-29, Real Estate Companies, Investment in Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance at Beginning of Year		$ (7,211)
Balance at End of Year			$ (7,211)